Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 15,613	$ 15,871	$ 14,153
Investment	2,569	2,473	2,448
Net finance costs	(1,064)	(1,245)	(1,417)
Depreciation and amortisation	5,829	6,288	6,184
Interest income	446	322	143
Interest expense	1,510	1,567	1,560
Income tax benefit/(expense)	(5,529)	(7,007)	(4,443)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	246	23
Current financial liabilities (excluding trade and other payables and provisions)	5,510	5,066
Investment
Share of loss				(655)
Impairment				$ (525)
Additional share of loss	(3,145)
Loss from funding provided to Samarco	(310)
Net finance costs	(319)
Depreciation and amortisation	85	73	88
Interest income	22	31	57
Interest expense	342	385	473
Income tax benefit/(expense)	52	(154)	$ (851)
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Other movements	(2,835)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	15	(56)
Cumulative losses	181	196
Investment	$ 371	$ 277